Note 22 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€)		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 61,780,000,000	€ 63,963,000,000	€ 61,112,000,000
Issued in Euros [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		42,462,000,000	40,185,000,000	37,436,000,000
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		860,000,000	737,000,000	267,000,000
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		14,538,000,000	12,248,000,000	9,638,000,000
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	13,274,000,000	15,542,000,000	15,809,000,000
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	[2]	355,000,000	518,000,000	814,000,000
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		2,538,000,000	1,354,000,000	1,630,000,000
Issued in Euros [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		2,331,000,000	1,817,000,000	142,000,000
Issued in Euros [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		8,566,000,000	7,968,000,000	9,136,000,000
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		4,500,000,000	5,000,000,000	5,490,000,000
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Euros [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		159,000,000	83,000,000	107,000,000
Issued in Euros [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		3,907,000,000	2,885,000,000	3,540,000,000
Issued in Foreign Currency [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		19,318,000,000	23,778,000,000	23,676,000,000
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		1,024,000,000	1,210,000,000	3,237,000,000
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		8,691,000,000	10,587,000,000	9,335,000,000
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	217,000,000	362,000,000	569,000,000
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost	[2]	455,000,000	1,156,000,000	1,455,000,000
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		4,000,000	17,000,000	38,000,000
Issued in Foreign Currency [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		1,016,000,000	780,000,000	544,000,000
Issued in Foreign Currency [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		7,911,000,000	9,666,000,000	8,499,000,000
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		1,633,000,000	1,782,000,000	873,000,000
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Foreign Currency [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		35,000,000	76,000,000	74,000,000
Issued in Foreign Currency [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		6,243,000,000	7,808,000,000	7,552,000,000
Total Member | Total Member
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 61,780,000,000	€ 63,963,000,000	€ 61,112,000,000

[1]	(*) Including mortgage -covered bonds .
[2]	(**) Corresponds to the issuance of structured notes whose underlying risk differs from the underlying risk of the derivative.